Subsequent Events	9 Months Ended
Sep. 30, 2013
Subsequent Events [Abstract]
Subsequent Events
15.	Subsequent Events

1.
On October 9, 2013, the Company received approval by the Supreme Court of the State of New York of the terms and conditions of the Exchange Agreement (Note 9) between the Company and Crede. As a result of the court approval, Crede released $10,500 to Deutsche Bank, presently held in escrow, and Deutsche Bank, upon receipt of the funds, has, in accordance with the Settlement Agreement, forgiven the remaining outstanding indebtedness and overdue interest owed by the Company approximately $19,500 in total as well as released all collateral associated with the loan, including the lifting of the mortgages over the M/V Free Maverick and the M/V Free Knight. The other $10,500 of outstanding indebtedness has been eliminated upon consummation of the transactions contemplated by the Exchange Agreement. The Company is reviewing the accounting treatment of the transaction with its auditors and preliminary expects to recognize a gain on extinguishment of debt during the year ending December 31, 2013. The gain, which represents the difference between the fair value of the equity interest granted by the Company and the carrying amount of the debt, is estimated to be in excess of $12 million.

2.	On October 10, 2013, the Company issued 268,089 shares of common stock to Asher upon conversion of the $103.5 convertible promissory note dated April 8, 2013.

3.
On October 14, 2013, the Company issued 4,958,286 shares of its common stock to the Manager in payment of $2,168 in unpaid fees due to the Manager for the months of February – September 2013 under the management and services agreements with the Company. The number of shares issued to the Manager was based on the closing prices of the Company's common stock on the first day of each month, which is the date the management and services fees were due and payable. In addition, the Company also issued an aggregate of 171,637 shares of the Company’s common stock to its non-executive members of its Board of Directors in payment of $120 in unpaid Board fees for the first, second and third quarters of 2013.

4.
On October 22, 2013, the Company has entered into a non-binding term sheet with an institutional investor (the "Investor") for an investment of $10 million into the Company through the issuance of zero-dividend convertible preferred stock ("Preferred Stock") and warrants, subject to certain terms and conditions. Upon signing the transaction documents (the "Initial Closing"), the Company will sell to the Investor $1.5 million of units, each unit consisting of (i) one share of Preferred Stock and (ii) a warrant to purchase one share of stock for every share that the Preferred Stock is convertible into. The preferred stock issued in the Initial Closing shall be convertible into common stock at the lower of (a) the closing bid price of the common stock on the day before the Initial Closing or (b) the price of the common stock on the day after the registration statement is declared effective by the Securities and Exchange Commission ("SEC"). On the date after effectiveness of the registration statement (the "Second Closing"), the Company will sell to the Investor $8.5 million of Preferred Stock and warrants. The preferred stock issued in the Second Closing shall be convertible into common stock at the closing bid price of the common stock on the day of the Second Closing. The warrants included in the units to be sold at the Initial Closing and the Second Closing will allow the Investor, for five years from the date of issuance, to purchase one share of common stock for every share it could acquire upon exercise of the securities received at such closing, exercisable at a price equal to a 30% premium to the consolidated closing bid price on the day prior to the Initial Closing and the Second Closing, as applicable. Investor may exercise such warrants by paying for the shares in cash, or on a cashless basis by exchanging such warrants for common stock using the Black-Scholes value, which is assumed to have a volatility of 135%. In the event that the Company's common stock trades at a price 25% or more about the exercise price of the warrants for a period of 20 consecutive days (with average daily dollar volume at least equal to $1 million), the Company may call the warrants for cash. In addition, the Investor shall also receive a second five-year warrant, exercisable for a period of 90 days, allowing it to purchase one share of common stock for every two shares it could acquire upon exercise of the securities received at such closing, under the same terms as the warrant listed above. All warrants issued to the Investor shall not be exercisable by the Investor if it results in the Investor owning more than 9.9% of the Company's common stock. The warrants shall contain customary anti-dilution protection. The Company will be required to file a registration statement (the "Registration Statement") with the SEC within 20 days of the Initial Closing, registering the common stock underlying the (i) Preferred Stock to be issued in the Initial Closing and Second Closing and (ii) the warrants to be issued to the Investor. The Company shall pay a penalty of 2% per month for each month that the registration statement is not declared effective after 90 days, but such penalties such cease after six months, assuming the Investor is eligible to sell shares under Rule 144. The closing of the investment with the Investor is subject to several conditions, including the successful negotiation of transaction documents between the Company and the Investor, the Company being fully-reporting with the SEC, the Company's common stock being listed on The NASDAQ Stock Market and the Company being in compliance with all listing requirements, the absence of events of default under any financial agreement other than those identified to the Investor; and other customary conditions for this type of transaction. In addition, the Second Closing is conditioned upon the Company having the Registration Statement effective with the SEC. The Company will pay the Investor an expense reimbursement fee of 5% from the gross proceeds received at each closing. In addition, the Company is responsible for paying a non-refundable fee of $75 to the Investor's legal counsel for the preparation of the investment documents. As well, the Investor shall have the right to participate on the same terms as other investors, up to 25% of the amount of any subsequent financing the Company enters into, for a period of one year from the Second Closing. Further, the Company shall be prohibited from issuing additional common stock or securities convertible into common stock for a period of 150 days from the later of the Initial Closing or the Second Closing, except for issuances pursuant to acquisitions, joint ventures, license arrangements, leasing arrangements, employee compensation and the like. The securities to be offered have not been registered under the Securities Act of 1933, as amended, (the "Securities Act"), or any state securities laws, and unless so registered, the securities may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act and applicable state securities laws. The Company plans to offer and issue the preferred stock only to accredited investors pursuant to Rule 506 promulgated under Regulation D of the Securities Act.

5.
Pursuant to the Supreme Court’s of the State of New York approval of the terms and conditions of the Exchange Agreement (Note 9) between the Company and Crede on October 9,2013, the total number of shares of Common Stock to be issued to Crede pursuant to the Exchange Agreement will equal the quotient of (i) $11,850 divided by (ii) 78% of the volume weighted average price of the Company’s Common Stock, over the 75-consecutive trading day period immediately following the first trading day after the Court approved the Order (or such shorter trading-day period as may be determined by Crede in its sole discretion by delivery of written notice to the Company) (the “Calculation Period”), rounded up to the nearest whole share (the “Settlement Shares”). 5,059,717 of the Settlement Shares were issued and delivered to Crede on October 10, 2013 and an aggregate of 30,758,540 Settlement Shares were issued and delivered to Crede between October 11, 2013 and November 7, 2013. The Exchange Agreement further provides that if, at any time and from time to time during the Calculation Period (as defined below), the total number of Settlement Shares (as defined below) previously issued to Crede is less than the total number of Settlement Shares to be issued to Crede or its designee in connection with the Exchange Agreement, Crede may, in its sole discretion, deliver one or more written notices to the Company requesting that a specified number of additional shares of Common Stock promptly be issued and delivered to Crede or its designee (subject to the limitations described below), and the Company will upon such request issue the number of additional shares of Common Stock requested to be so issued and delivered in the notice (all of which additional shares shall be considered “Settlement Shares” for purposes of the Exchange Agreement. At the end of the Calculation Period, (i) if the total number of Settlement Shares required to be issued exceeds the number of Settlement Shares previously issued to Crede, then the Company will issue to Crede or its designee additional shares of Common Stock equal to the difference between the total number of Settlement Shares required to be issued and the number of Settlement Shares previously issued to Crede, and (ii) if the total number of Settlement Shares required to be issued is less than the number of Settlement Shares previously issued to Crede, then Crede or its designee will return to the Company for cancellation that number of shares of Common Stock equal to the difference between the number of total number of Settlement Shares required to be issued and the number of Settlement Shares previously issued to Crede. Crede may sell the shares of Common Stock issued to it or its designee in connection with the Exchange Agreement at any time without restriction, even during the Calculation Period. The Exchange Agreement provides that in no event shall the number of shares of Common Stock issued to Crede or its designee in connection with the Exchange Agreement, when aggregated with all other shares of Common Stock then beneficially owned by Crede and its affiliates (as calculated pursuant to Section 13(d) of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), and the rules and regulations there under), result in the beneficial ownership by Crede and its affiliates (as calculated pursuant to Section 13(d) of the Exchange Act and the rules and regulations there under) at any time of more than 9.9% of the Common Stock.

6.
On November 3, 2013, the Company entered into a securities purchase agreement (the “Purchase Agreement”) with Crede for an aggregate investment of $10,000 into the Company through the private placement of two series of zero-dividend convertible preferred stock (collectively, the “Preferred Stock”) and Series A Warrants and Series B Warrants (collectively, the “Warrants”), subject to certain terms and conditions. At the first closing (the “Initial Closing”), occurred on November 5, 2013, the Company sold for $1.5 million to the Investor 15,000 shares of Series B Convertible Preferred Stock (the “Series B Preferred Stock”), together with the Warrants. The Series B Preferred Stock will be convertible into shares of the Company’s common stock at the lower of (i) $0.40 and (ii) the closing bid price of the Company’s common stock on the first (1st) trading day immediately following the effective date of the Registration Statement described below. The Series A Warrants will be initially exercisable for 25,000,000 shares of the Company’s common stock at an initial exercise price of $0.52 per share and will have a 5-year term. The Series B Warrants will be initially exercisable for 12,500,000 shares of the Company’s common stock at an initial exercise price of $0.52 per share and will expire on the earlier to occur of (1) 90 days after the effective date of the Registration Statement and (2) the one year anniversary of the Initial Closing. Two trading days after the Registration Statement is declared effective by the Securities and Exchange Commission (the “SEC”), and subject to the satisfaction of other customary closing conditions, the Company will sell to the Investor 85,000 shares of the Company’s Series C Convertible Preferred Stock (the “Series C Preferred Stock”) for $8.5 million. The Series C Preferred Stock to be issued will be convertible into the Company’s common stock at the same price at which the Series B Preferred Stock is convertible. The Investor may exercise the Warrants by paying cash or electing to receive a cash payment from the Company equal to the Black Scholes value of the number of shares the Investor elects to exercise. The Company may elect to treat such request for a cash payment as a cashless exercise of the Warrants so long as (i) the company is in compliance in all material respects with its obligations under the transaction documents, (ii) the Registration Statement is effective and (iii) the Company’s common stock is listed or designated for quotation on an eligible market.

        In the event that the Company’s common stock trades at or above $0.65 for a period of 20 consecutive trading days, the average daily dollar volume of the Company’s common stock equals at least $1 million during such period and various equity conditions are also satisfied during such period, the Company may, at its election, require the Investor to exercise the Warrants for cash. The convertibility of the Preferred Stock and the exercisability of the Warrants each may be limited if, upon conversion or exercise (as the case may be), the holder thereof or any of its affiliates would beneficially own more than 9.9% of the Company’s common stock. The Preferred Stock and the Warrants contain customary weighted-average anti-dilution protection.

The Preferred Stock will not accrue dividends, except to the extent dividends are paid on the Company’s shares of common stock.  The Company’s common stock will be junior in rank to the Preferred Stock upon the liquidation, dissolution and winding up of the Company.  The Preferred Stock will generally have no voting rights except as required by law. Simultaneously with the Initial Closing, the Company will enter into a Registration Rights Agreement with the Investor, pursuant to which the Company will be required to file a registration statement (the “Registration Statement”) with the SEC, within 20 days of the Initial Closing, to register for resale by the Investor the common stock underlying the Preferred Stock and the Warrants issued and to be issued to the Investor and to use its commercially reasonable efforts to have the Registration Statement declared effective within 90 days of the Initial Closing. The Company will also agree to prepare and file amendments and supplements to the Registration Statement to the extent necessary to keep the Registration Statement effective for the period of time required under the Registration Rights Agreement.  The Company will pay customary partial damages amounts in the event the Registration Statement is not timely filed, is not declared effective within 90 days after the Initial Closing or does not remain effective during the period required under the Registration Rights Agreement. However, such partial damages are not payable at any time the Investor is eligible to sell under Rule 144 without restriction the shares of common stock required to be registered. In addition, the Company will reimburse the Investor for all costs and expenses incurred by it or its affiliates in connection with the transactions contemplated by the transaction documents in a non-accountable amount equal to $75. In addition, the Company will also pay to the Investor additional non-refundable amounts equal to $75 upon occurrence of the Initial Closing and $425 upon occurrence of the second closing, in each case, as an unallocated expense reimbursement.

The Investor has the right to participate on the same terms as other investors, up to 25% of the amount of any subsequent financing the Company enters into, for a period of (i) one year from the second closing or (ii) if parties’ obligations to consummate the second closing are terminated pursuant to Section 8 of the Purchase Agreement, then (A) one year from the Initial Closing if the Company is not in material breach of its obligations under the transaction documents at the time of such termination or (B) two years from the Initial Closing if the Company is in material breach of its obligations under the transaction documents at the time of such termination. Further, the Company is prohibited from issuing additional shares of the Company’s common stock or securities convertible into or exercisable for the Company’s common stock until 150 days after the later to occur of (x) November 3, 2013, and (y) the second closing, provided that if parties’ obligations to consummate the second closing are terminated pursuant to Section 8 of the Purchase Agreement, then (I) 150 days after November 3, 2013, if the Company is not in material breach of its obligations under the transaction documents at the time of such termination or (II) November 3, 2014, if the Company is in material breach of its obligations under the transaction documents at the time of such termination. Such prohibition will not apply to issuances (i) to employees, consultants, directors and officers approved by the Board or pursuant to a plan approved by the Board, not to exceed 4,099,342 shares, (ii) shares issued upon exercise or conversion of securities outstanding as of the Initial Closing, (iii) shares issued to the Company’s manager of its fleet, in lieu of cash compensation, (iv) shares issuable pursuant to an exchange agreement previously entered into between the Company and the Investor and (v) shares issued solely in exchange for an acquisition of a nautical vessel, provided that such shares do not exceed the greater of 7.5 million shares of $3 million of shares. Until one year after the second closing (provided, that, if parties’ obligations to consummate the second closing are terminated pursuant to Section 8 of the Purchase Agreement, the restricted period shall be (i) one year from the Initial Closing if the Company is not in material breach of its obligations under the transaction documents at the time of such termination or (ii) two years from the Initial Closing if the Company is in material breach under the transaction documents at the time of such termination), the Company is prohibited from entering into any transaction to (i) sell any convertible securities at a conversion rate or other price that is generally based on and/or varies with the trading prices of the Company’s common stock at any time after the initial issuance of such convertible securities or (ii) sell securities at a future determined price, including, without limitation, an “equity line of credit” or an “at the market offering.” The Company’s issuance of the Preferred Stock and Warrants and the shares of the Company’s common stock issuable upon conversion of the Preferred Stock and upon exercise of the Warrants is exempt from registration under the Securities Act of 1933, as amended (the “Act”), pursuant to the exemption from registration provided by Section 4(a)(2) of the Act and by Rule 506 of Regulation D, promulgated under the Act.  The Investor represented that it is an “accredited investor” as that term is defined in Rule 501 of Regulation D.

7.
On November 14, 2013, at the Company’s annual shareholders meeting, the shareholders (i) elected Mr. Keith Bloomfield and Mr. Dimitrios Panagiotopoulos as members of the Company’s Board of Directors to serve until the 2016 Annual Meeting of Shareholders, (ii) ratified the appointment of RBSM LLP as the Company’s independent registered public accounting firm as auditors for the year ending December 31, 2013 and (iii) granted discretionary authority to the Company’s board of directors to (A) amend the Amended and Restated Articles of Incorporation of the Company to effect one or more consolidations of the issued and outstanding shares of common stock, pursuant to which the shares of common stock would be combined and reclassified into one share of common stock at a ratio within the range from 1-for-2 up to 1-for-5 (the “Reverse Stock Split”) and (B) determine whether to arrange for the disposition of fractional interests by shareholder entitled thereto, to pay in cash the fair value of fractions of a share of common stock as of the time when those entitled to receive such fractions are determined, or to entitle shareholder to receive from the Company’s transfer agent, in lieu of any fractional share, the number of shares of common stock rounded up to the next whole number, provided that, (X) that the Company shall not effect Reverse Stock Splits that, in the aggregate, exceeds 1-for-10, and (Y) any Reverse Stock Split is completed no later than the first anniversary of the date of the Annual Meeting.

8.	On November 18, 2013, the Company issued 546,396 shares of common stock to Asher upon conversion of the $103.5 convertible promissory note dated May 13, 2013 plus accrued interest.